UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 HGK Equity Fund
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2004

                    DATE OF REPORTING PERIOD: APRIL 30, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS.

                                     H G K
                                EQUITY VALUE FUND


                       SEMI-ANNUAL REPORT TO SHAREHOLDERS
                              AS OF APRIL 30, 2004





                THIS INFORMATION MUST BE PRECEDED OR ACCOMPANIED
                 BY A CURRENT PROSPECTUS FOR THE FUND DESCRIBED.
                 INVESTORS SHOULD READ THE PROSPECTUS CAREFULLY
                                BEFORE INVESTING.

              MANAGER'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

PERFORMANCE SUMMARY

For the six months ended April 30, 2004 the HGK Equity Value Fund ("the Fund") returned 10.17%. The Fund's performance benchmark, the Wilshire Target Large Value Index, posted a return of 8.95% over the same period while the S&P 500 Index returned 6.27%. The HGK Equity Value Fund has been featured in THE WALL STREET JOURNAL again this year as a "Category King" for Large Cap Value Funds based on year to date performance.

As we begin the second quarter of 2004, it is becoming evident that the market is starting to encounter some headwinds. The outlook for the economy continues to be positive but the rate of growth is slowing and appears to be settling into the 4% range down from the 5% plus range investors had been expecting. After the spectacular rise in the equity market in the last three quarters of 2003, first quarter performance in 2004 was choppy. It is our sense that the dynamics of the market are changing with respect to leadership and that a more defensive value oriented strategy is warranted.

The underpinnings for the stock market are still very positive. Interest rates and inflation remain near historic lows. The economy appears to be settling into a sustainable growth phase. Corporations have used the favorable credit environment to refinance debt, lower their interest expense, and repair their balance sheets. Productivity continues to improve and the employment picture appears to be improving albeit at a rate that is somewhat slower than many would like to see at this juncture of the economic cycle. As an investment class, equities still possess the best risk reward case but storm clouds are gathering on the investment horizon that give us reason to be more cautious.

OUTLOOK

The U.S. profit cycle will decelerate in 2004 as compared to 2003. S&P 500 Index reported earnings growth was approximately 60-70% in 2003. Clearly that pace will be lower this year making comparisons more difficult. The surge in energy prices is beginning to have negative implications for the U.S. economy. These rising energy prices affect growth both by acting as a "tax" on consumers and by damaging confidence. Renewed concerns over the size of the Federal budget deficit is pressuring the value of the dollar. The need for increased government borrowing may begin to crowd out other borrowers and the potential for upward pressure on interest rates also is a factor. Also a degree of political uncertainty is weighing on stocks as the upcoming Presidential election promises to be very close and potentially distracting. Finally, recent terrorist actions and their impact on world events and views (Spanish elections) only add to weight being placed upon equity prices. Against this backdrop the compression in corporate bond spreads, particularly lower quality bond yields versus U.S. Treasuries, implies the perception of diminished default risk. This level of complacency about the business and investment outlook may be unrealistic. In total, all these factors indicate a more cautious stance is warranted with respect to the market.

Without doubt there are many things to worry about. These problems however do not appear to be imminent but the prudent investment action may be to sell fully priced sectors and stocks like Technology and adopt a more defensive value oriented position. We have repeatedly emphasized the fact that larger, higher quality, higher yielding, blue-chip type companies are the most attractive issues. Additionally, against the backdrop of decelerating profit growth, more defensive sectors should outperform. These sectors include Consumer Staples, Health Care, Utilities and Energy. HGK has been positioning the portfolio along these lines since late last year and it is our strong belief that the way to add value is to be proactive rather than reactive.


THE INFORMATION PROVIDED HEREIN REPRESENTS THE OPINION OF THE MANAGER AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS NOR INVESTMENT ADVICE.

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND
April 30, 2004                                                       (Unaudited)

                                                 Market
                                                  Value
HGK EQUITY VALUE FUND                Shares       (000)
-------------------------------------------------------

[EQUITY VALUE PIE OMITTED]
% of Portfolio
Repurchase Agreements 7%
Common Stock 93%

COMMON STOCK (92.7%)
AEROSPACE & DEFENSE (3.4%)
   General Dynamics                   2,000     $   187
   United Technologies                2,000         173
                                                -------
                                                    360
                                                -------
AUTOMOTIVE (1.3%)
   General Motors                     3,000         142
                                                -------
BANKS (9.2%)
   Bank of America                    3,000         241
   JPMorgan Chase                     5,000         188
   National City                      8,000         277
   Washington Mutual                  7,000         276
                                                -------
                                                    982
                                                -------
CHEMICALS (1.1%)
   Dow Chemical                       3,000         119
                                                -------
COMPUTERS & SERVICES (5.9%)
   Automatic Data Processing          3,000         131
   Cisco Systems*                     5,000         104
   Hewlett-Packard                    7,000         138
   Sun Microsystems*                 10,000          39
   Sungard Data Systems*              8,500         222
                                                -------
                                                    634
                                                -------
DRUGS (8.5%)
   Abbott Laboratories                5,000         220
   McKesson                           9,000         296
   Merck                              6,000         282
   Pfizer                             3,000         107
                                                -------
                                                    905
                                                -------
ELECTRICAL SERVICES (4.9%)
   Entergy                            4,500         246
   Public Service Enterprise Group    6,500         279
                                                -------
                                                    525
                                                -------

                                                 Market
                                                  Value
                                     Shares       (000)
-------------------------------------------------------
FINANCIAL SERVICES (3.1%)
   CIT Group                          3,000     $   103
   Citigroup                          4,700         226
                                                -------
                                                    329
                                                -------
FOOD, BEVERAGE & TOBACCO (10.1%)
   Albertson's                       10,500         245
   Hershey Foods                      2,000         178
   H.J. Heinz                         4,000         153
   PepsiCo                            5,000         272
   Supervalu                          7,500         231
                                                -------
                                                  1,079
                                                -------
HEALTH CARE (1.4%)
   Medtronic                          3,000         151
                                                -------
HOUSEHOLD PRODUCTS (2.4%)
   Clorox                             5,000         259
                                                -------
INSURANCE (6.5%)
   Allstate                           6,000         276
   Lincoln National                   3,500         157
   Torchmark                          5,000         260
                                                -------
                                                    693
                                                -------
MACHINERY (2.4%)
   Ingersoll-Rand                     2,400         155
   Johnson Controls                   1,800          99
                                                -------
                                                    254
                                                -------
MEDICAL PRODUCTS & SERVICES (5.5%)
   Becton Dickinson                   5,700         288
   Johnson & Johnson                  5,500         297
                                                -------
                                                    585
                                                -------
METALS (1.0%)
   Alcoa                              3,500         108
                                                -------
PAPER & PAPER PRODUCTS (2.3%)
   Kimberly-Clark                     3,700         242
                                                -------
PETROLEUM & FUEL PRODUCTS (2.5%)
   Apache                             6,300         264
                                                -------
PETROLEUM REFINING (6.8%)
   Amerada Hess                       4,000         284
   ChevronTexaco                      2,400         220
   Marathon Oil                       6,700         225
                                                -------
                                                    729
                                                -------
RAILROADS (1.8%)
   Burlington Northern Santa Fe       6,000         196
                                                -------
RESTAURANTS (1.3%)
   McDonald's                         5,000         136
                                                -------


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (CONCLUDED)              THE ADVISORS' INNER CIRCLE FUND
April 30, 2004                                                       (Unaudited)

                                                 Market
HGK EQUITY VALUE FUND               Shares/Face   Value
(CONCLUDED)                        Amount (000)   (000)
-------------------------------------------------------
RETAIL (3.2%)
   May Department Stores              7,000     $   216
   Sears Roebuck                      3,000         120
                                                -------
                                                    336
                                                -------
SEMI-CONDUCTORS/INSTRUMENTS (1.1%)
   Intel                              4,500         116
                                                -------
SPECIALTY CONSTRUCTION (2.1%)
   Masco                              8,000         224
                                                -------
TELEPHONES & TELECOMMUNICATIONS (4.9%)
   Alltel                             5,000         252
   SBC Communications                11,000         274
                                                -------
                                                    526
                                                -------
TOTAL COMMON STOCK
   (Cost $9,071)                                  9,894
                                                -------

REPURCHASE AGREEMENT (6.5%)
   Morgan Stanley, 0.75%,
     dated 4/30/04, to be
     repurchased on 5/3/04,
     repurchase price $691,258
     (collateralized by
     U.S. Treasury Bond,
     total market value $705,040)      $691         691
                                                -------
TOTAL REPURCHASE AGREEMENT
   (Cost $691)                                      691
                                                -------
TOTAL INVESTMENTS (99.2%)
   (Cost $9,762)                                 10,585
                                                -------

                                                  Value
                                                  (000)
-------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.8%)
   Investment Advisory Reimbursement
     Receivable                                 $     5
   Administration Fees Payable                       (6)
   Distribution Fees Payable                         (2)
   Trustees' Fees Payable                            (1)
   Other Assets and Liabilities, Net                 95
                                                -------
TOTAL OTHER ASSETS AND LIABILITIES                   91
                                                -------

NET ASSETS:
   Portfolio Shares (unlimited
     authorization-- no par value)
     based on 1,126,777 outstanding
     shares of beneficial interest               10,449
   Accumulated net realized loss
     on investments                                (596)
   Net unrealized appreciation
     on investments                                 823
                                                -------
   TOTAL NET ASSETS (100.0%)                    $10,676
                                                =======

   Net Asset Value, Offering and
     Redemption Price Per Share                 $  9.48
                                                =======
   Maximum Offering Price
     Per Share ($9.48 / 94.50%)**               $ 10.03
                                                =======
 * NON-INCOME PRODUCING SECURITY.
** FOR A DESCRIPTION OF A POSSIBLE FRONT-END SALES CHARGE, SEE FUND'S CURRENT
    PROSPECTUS.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)                    THE ADVISORS' INNER CIRCLE FUND
For the six-month period ended April 30, 2004                        (Unaudited)

                                                                        HGK
                                                                    EQUITY VALUE
                                                                        FUND
--------------------------------------------------------------------------------
Investment Income:
   Dividend Income..................................................      $109
   Interest Income..................................................         1
-------------------------------------------------------------------------------
     Total Investment Income........................................       110
-------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees.........................................        43
   Administration Fees..............................................        37
   Distribution Fees................................................        12
   Trustees' Fees...................................................         2
   Transfer Agent Fees..............................................        24
   Professional Fees................................................        11
   Registration and Filing Fees.....................................         8
   Printing Fees....................................................         6
   Custodian Fees...................................................         2
   Insurance and Other Fees.........................................         1
-------------------------------------------------------------------------------
   Total Expenses...................................................       146
   Less: Investment Advisory Fees Waived............................       (43)
         Reimbursement of Expenses by Investment Adviser............       (33)
-------------------------------------------------------------------------------
   Net Expenses.....................................................        70
-------------------------------------------------------------------------------
       Net Investment Income........................................        40
-------------------------------------------------------------------------------
   Net Realized Loss from Securities Sold...........................       (92)
   Net Change in Unrealized Appreciation on Investment Securities...       920
-------------------------------------------------------------------------------
     Net Realized and Unrealized Gain on Investments................       828
-------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations.............      $868
===============================================================================


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)         THE ADVISORS' INNER CIRCLE FUND
For the six-month period ended April 30, 2004 (Unaudited) and the year ended October 31, 2003

                                                                                                    HGK
                                                                                                EQUITY VALUE
                                                                                                    FUND
                                                                                          -------------------------
                                                                                           11/01/03     11/01/02
                                                                                          TO 4/30/04   TO 10/31/03
-------------------------------------------------------------------------------------------------------------------
Operations:
   Net Investment Income................................................................    $   40        $  65
   Net Realized Loss from Securities Sold...............................................       (92)        (359)
   Net Change in Unrealized Appreciation on Investments Securities......................       920        1,825
-------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations.................................       868        1,531
-------------------------------------------------------------------------------------------------------------------
Dividends:
   Net Investment Income................................................................       (39)         (65)
-------------------------------------------------------------------------------------------------------------------
   Total Dividends......................................................................       (39)         (65)
-------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Issued...............................................................................     3,203          819
   In Lieu of Cash Distributions........................................................        33           65
   Redeemed.............................................................................      (511)        (469)
-------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Capital Share Transactions...........................     2,725          415
-------------------------------------------------------------------------------------------------------------------
   Total Increase in Net Assets.........................................................     3,554        1,881
-------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period..................................................................     7,122        5,241
-------------------------------------------------------------------------------------------------------------------
   End of Period........................................................................   $10,676       $7,122
===================================================================================================================
   Distributions in Excess of Net Investment Income.....................................      $ --         $ (1)
===================================================================================================================
Shares Transactions:
   Issued...............................................................................       352          112
   Lieu of Cash Distributions...........................................................         4            9
   Redeemed.............................................................................       (54)         (67)
-------------------------------------------------------------------------------------------------------------------
   Net Increase in Shares Outstanding from Share Transactions...........................       302           54
===================================================================================================================


The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                             THE ADVISORS' INNER CIRCLE FUND

For a share outstanding throughout each period

For the six-month period ended April 30, 2004 (Unaudited) and the periods ended October 31,





               Net               Realized and                                                         Net                Net
              Asset               Unrealized                Dividends Distributions                  Asset             Assets,
              Value,      Net        Gain                   from Net      From           Total       Value,              End
            Beginning Investment   (Loss) on   Total from  Investment    Capital     Dividends and    End      Total  of Period
            of Period   Income    Securities   Operations    Income       Gains      Distributions of Period  Return+   (000)
            --------- ---------- ------------  ----------  ---------- -------------  ------------- ---------  ------- ---------
---------------------
HGK EQUITY VALUE FUND
---------------------
2004*        $ 8.64     $0.04       $ 0.84        $ 0.88       $(0.04)    $   --        $(0.04)        $9.48    10.17%  $10,676
2003           6.80      0.08         1.84          1.92        (0.08)        --         (0.08)         8.64    28.48     7,122
2002           8.46      0.07        (1.66)        (1.59)       (0.07)        --         (0.07)         6.80   (18.97)    5,241
2001           9.45      0.07        (0.78)        (0.71)       (0.06)     (0.22)        (0.28)         8.46    (7.67)    5,117
2000           9.32      0.07         0.28          0.35        (0.06)     (0.16)        (0.22)         9.45     3.79     5,797
1999(1)       10.00      0.02        (0.68)        (0.66)       (0.02)        --         (0.02)         9.32    (6.46)    6,420


                              Ratio
                           of Expenses      Ratio
                           to Average       of Net
                Ratio      Net Assets     Investment
             of Expenses   (Excluding       Income     Portfolio
             to Average    Waivers and    to Average   Turnover
             Net Assets  Reimbursements)   Net Assets     Rate
             ----------- ---------------  -----------  ---------
---------------------
HGK EQUITY VALUE FUND
---------------------
2004*           1.50%          3.10%          0.82%       19.02%
2003            1.50           4.21           1.10        29.80
2002            1.50           4.19           0.80        33.70
2001            1.50           4.56           0.72        57.25
2000            1.50           4.27           0.67        29.98
1999(1)         1.50           5.53           0.52         5.01


 * For the six-month period ended April 30, 2004. All ratios for the period have been annualized.
 + Returns are for the period indicated and have not been annualized. Total return figures do not include applicable sales loads. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1) The HGK Equity Value Fund commenced operations on June 9, 1999. All ratios for the period have been annualized.
Amounts designated as "--" are either $0 or have been rounded to $0.


    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
April 30, 2004                                                       (Unaudited)


1.  ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and a Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 45 portfolios. The financial statements herein are those of the HGK Equity Value Fund (the "Fund"). The financial statements of the remaining funds are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Investments in equity securities which are quoted on a national securities exchange are stated at the last quoted sales price if readily available for such equity securities on each business day. Investments in equity securities which are traded on a national market system are valued at the official closing price, or if there is none, at the last sales price; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recent quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Securities for which quotations are not readily available (of which there were none as of April 30, 2004) are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared and paid monthly to Shareholders. Any net realized capital gains are distributed to Shareholders at least annually.

NOTES TO FINANCIAL STATEMENTS (continued)        THE ADVISORS' INNER CIRCLE FUND
April 30, 2004                                                       (Unaudited)


3.  TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEIInvestments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, DISTRIBUTION, AND TRANSFER AGENT AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $75,000 per fund plus $15,000 for each additional class, or 0.18% of the first $250 million, 0.14% of the next $250 million, and 0.10% of any amount above $500 million of the Fund's average daily net assets.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as amended and restated on November 12, 2002. The Trust has adopted a distribution plan that allows the Trust to pay distribution and service fees for the sale and distribution of its shares and for services provided to shareholders. The Plan provides for payment of fees to the Distributor at an annual rate of 0.25% of the Fund's average daily net assets.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement.

5.  INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Trust and HGK Asset Management, Inc. (the "Adviser") are parties to an Investment Advisory Agreement dated August 15, 1994, under which the Adviser receives an annual fee equal to 0.90% of the average daily net assets of the Fund. The Adviser has voluntarily agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses for the Fund from exceeding 1.50% of the average daily net assets.

Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Trust. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold by the Trust.

6.  INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments and U.S. Government Securities, for the six months ended April 30, 2004, are as follows (000):

Purchases
   U.S. Government       $   --
   Other                  3,894
Sales
   U.S. Government       $   --
   Other                  1,742

7.  FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments. Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital.

NOTES TO FINANCIAL STATEMENTS (concluded)        THE ADVISORS' INNER CIRCLE FUND
April 30, 2004                                                       (Unaudited)


The tax character of dividends and distributions during the years ended October 31, 2003, and October 31, 2002, were as follows (000):

                                LONG-TERM
                 ORDINARY        CAPITAL
                  INCOME          GAIN           TOTAL
                ----------     -----------    -----------
2003               $65             $--            $65
2002                48              --             48

As of October 31, 2003, the components of Accumulated Losses were as follows
(000):

Undistributed Ordinary Income                   $   5
Capital Loss Carryforwards                       (497)
Unrealized Depreciation                          (105)
Other Temporary Differences                        (5)
                                                -----
Total Accumulated Losses                        $(602)
                                                =====

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund(s) that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2003, the Fund had the following capital loss carryforwards (000):

                                               TOTAL
      EXPIRES     EXPIRES       EXPIRES      CAPITAL LOSS
    OCTOBER 31,  OCTOBER 31,   OCTOBER 31,   CARRYFORWARDS
       2011         2010          2009         10/31/03
    -----------  -----------   -----------   -------------
       $360        $75            $62           $497

At April 30, 2004, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Fund at April 30, 2004, are as follows (000):

Federal Tax Cost                               $9,762
                                               ------
Aggregate gross
  unrealized appreciation                      $1,256
Aggregate gross
  unrealized depreciation                        (433)
                                               ------
Net unrealized appreciation                    $  823
                                               ======

8. OTHER
In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

     TRUST:
     The Advisors' Inner Circle Fund

     FUND:
     HGK Equity Value Fund

     ADVISER:
     HGK Asset Management, Inc.

     DISTRIBUTOR:
     SEI Investments Distribution Co.

     ADMINISTRATOR:
     SEI Investments Global Funds Services

     LEGAL COUNSEL:
     Morgan, Lewis & Bockius LLP

     INDEPENDENT AUDITORS:
     KPMG LLP

     For information call: 1-877-DIAL-HGK



     A description of the policies and procedures that The Advisors' Inner Circle Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-DIAL-SEI; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.; and beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) by calling 800-DIAL-SEI; and (ii) on the Commission's website at http://www.sec.gov.



     HGK-SA-005-0800

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment management companies.

ITEM 6.    (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment management companies.

ITEM 8. PURCHASERS OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 11.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                      The Advisors' Inner Circle Fund


By (Signature and Title)*         /s/ James F. Volk
                                  -----------------------
                                  James F. Volk, President

Date 6/25/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*         /s/ James F. Volk
                                  -----------------------
                                  James F. Volk, President

Date 6/25/04


By (Signature and Title)*         /s/ Jennifer E. Spratley
                                  -----------------------------------
                                  Jennifer E. Spratley, Controller and Chief
                                  Financial Officer

Date 6/25/04
* Print the name and title of each signing officer under his or her signature.